Operating Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 12,953,898	$ 9,347,807	$ 7,347,777
Social media expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	6,405,488	2,655,883	2,444,491
Advertising consulting expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	4,916,118	3,287,180	2,501,107
Rider referral program expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	1,062,077	1,755,561	532,103
Personnel expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	251,690	891,015	518,240
Promotional operating expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	122,241	376,786	781,886
Data cost expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses			505,889
Other [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 196,284	$ 381,382	$ 64,061